Accrued Liabilities (Accrued Liabilities and Restructuring Accrual) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 28, 2014	Mar. 29, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Accounts, Notes, Loans Payable [Line Items]
Restructuring charges	$ 2.6	$ 3.1	$ 6.7	$ 7.5
Warranty accrual	14.5		14.1	12.8	11.5
Payables and Accruals [Abstract]
Payroll related accruals			83.8	83.5
Customers deposits and prepayments			93.2	113.8
Taxes other than income			36.5	45.2
Customer rebates			50.6	59.2
Insurance claims and related expenses			21.1	20.1
Current and deferred income tax liabilities			21.9	21.6
Derivative liability			7.0	8.8
Other accrued liabilities			120.8	143.9
Total	402.6		434.9	496.1
Europe and North America [Member]
Schedule of Accounts, Notes, Loans Payable [Line Items]
Severance costs	0.6		4.6
Accrued severance costs	$ 4.5		$ 2.5